Debt - Lionsgate Exchange Notes and Existing Notes - Narrative (Details) - USD ($) $ in Millions	May 08, 2024	Jun. 30, 2024	Mar. 31, 2024
Debt Instrument [Line Items]
Total corporate debt		$ 1,571.2	$ 1,793.5
Exchange Notes | Senior Notes
Debt Instrument [Line Items]
Debt conversion, original debt, amount	$ 389.9
Coupon rate (as percent)	5.50%
Exchange Notes | Senior Notes | Maximum
Debt Instrument [Line Items]
Coupon rate (as percent)	6.00%
Exchange Notes and Existing Notes | Senior Notes
Debt Instrument [Line Items]
Total corporate debt		$ 715.0	$ 715.0
Existing Notes | Senior Notes
Debt Instrument [Line Items]
Coupon rate (as percent)	5.50%